Document And Entity Information	Oct. 30, 2020
Document Information [Line Items]
Entity, Registrant Name	CONCRETE PUMPING HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 30, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38166
Entity, Tax Identification Number	83-1779605
Entity, Address, Address Line One	500 E. 84th Avenue, Suite A-5
Entity, Address, City or Town	Thornton
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80229
City Area Code	303
Local Phone Number	289-7497
Title of 12(b) Security	Common Stock
Trading Symbol	BBCP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001703956